Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of significant accounting policies [Abstract]
Schedule of closing and average exchange rates for the most significant foreign currencies
Currency		Geographical area	Reporting entities	December 31, 2020	December 31, 2019	December 31, 2018
CHF	Swiss Franc	Switzerland	5	1.0000	1.0000	1.0000
USD	Dollar	United States	1	0.8840	0.9674	0.9827
EUR	Euro	Europe	1	1.0817	1.0855	1.1283
AUD	Dollar	Australia	1	0.6822	—	—
Currency		Geographical area	Reporting entities	2020	2019	2018
CHF	Swiss Franc	Switzerland	5	1.0000	1.0000	1.0000
USD	Dollar	United States	1	0.9581	0.9938	0.9768
EUR	Euro	Europe	1	1.0825	1.1128	1.1573
AUD	Dollar	Australia	1	0.6546	—	—

Schedule of estimated useful lives
Production equipment	5 years
Office furniture and electronic data processing equipment (“EDP”)	3 years
Leasehold improvements	5 years